As filed with the U.S. Securities and Exchange Commission on May 15, 2020
Securities Act File No. 333-162066
Investment Company Act File No. 811-22335

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 23	☒
(Check appropriate box or boxes)
 Evermore Funds Trust
(Exact Name of Registrant as Specified in Charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Address of Principal Executive Offices)
(Zip Code)

Registrant’s Telephone Number, Including Area Code: (908) 378-2880

Eric LeGoff c/o Evermore Funds Trust 89 Summit Avenue 3rd Floor Summit, New Jersey 07901 (Name and Address of Agent for Service)	With copies to: Joshua B. Deringer, Esq. Faegre Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2), of Rule 485.

  Explanatory Note:
This Post-Effective Amendment (“PEA”) No. 21 to the Registration Statement of Evermore Funds Trust on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 20 on Form N‑1A filed on April 29, 2020. This PEA No. 21 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA Amendment No. 20 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 21 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Summit, and State of New Jersey on the 15th day of May, 2020.

Evermore Funds Trust (Registrant)

/s/ Bartholomew Tesoriero
Bartholomew Tesoriero
Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 15th of May, 2020.

SIGNATURE	TITLE

/s/ Eric LeGoff	Trustee, Chief Executive Officer
Eric LeGoff

/s/ Bartholomew Tesoriero	Treasurer and Chief Financial Officer
Bartholomew Tesoriero

Nathan Gantcher*	Trustee

Eugene Bebout*	Trustee

Stephen Balog*	Trustee

Julie Keenan*	Trustee

By: /s/ Bartholomew Tesoriero _____________
 Bartholomew Tesoriero
*Attorney-in-Fact pursuant to Powers of Attorney with the Registrant’s Registration Statement on
Form N-1A filed on April 28, 2016 (Accession No. 0000894189-16-009189)

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE